Trade payables and accruals (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	€ 17,564	€ 14,505
Accrued expenses	26,739	26,986
TOTAL	44,303	41,491
Less non-current portion	0	0
CURRENT PORTION	€ 44,303	€ 41,491